Subsequent Events - Additional Information (Detail) - CNY (¥) ¥ in Thousands		1 Months Ended				12 Months Ended
	Jan. 04, 2022	Mar. 31, 2022	Feb. 28, 2022	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Equity Method Investments Consideration Transferred						¥ 50,000	¥ 0	¥ 0
Subscription Agreement [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred				¥ 150,000
A Business Related to Flight Vehicles [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage					3.71%
Business Combination, Consideration Transferred					¥ 65,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues			¥ 775,000
Subsequent Event [Member] | Share Subscription Agreement [Member] | A Business Related To Battery [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage		0.40%
Equity Method Investments Consideration Transferred		¥ 50,000
Subsequent Event [Member] | A Business Related to Flight Vehicles [Member] | Zhaoqing Xiaopeng New Energy [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage	50.00%
Business Combination, Consideration Transferred	¥ 1